Document and Entity Information	Jun. 23, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 23, 2023
Entity Registrant Name	SLAM CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40094
Entity Tax Identification Number	98-1211848
Entity Address, Address Line One	55 Hudson Yards
Entity Address, Address Line Two	47th Floor
Entity Address, Address Line Three	Suite C
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	762-8580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001838162
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	SLAMU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	SLAM
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	SLAMW
Security Exchange Name	NASDAQ